Investment Portfolios	as of May 31, 2022 (Unaudited)
DWS Multi-Asset Moderate Allocation Fund
	Shares	Value ($)

Equity — Equity Funds 48.3%
DWS Core Equity Fund "Institutional" (a)	256,528	7,647,109
DWS Emerging Markets Equity Fund "Institutional" (a)	37,778	704,562
DWS RREEF Global Infrastructure Fund "Institutional" (a)	25,503	467,477
DWS RREEF Real Estate Securities Fund "Institutional" (a)	54,987	1,264,140
DWS Small Cap Core Fund "S" (a)	24,307	1,061,714
Total Equity — Equity Funds (Cost $6,504,106)		11,145,002

Equity — Exchange-Traded Funds 13.3%
iShares Core MSCI Europe ETF	16,064	820,228
iShares MSCI Japan ETF	20,661	1,190,073
iShares MSCI Pacific ex Japan ETF	8,244	381,615
SPDR S&P Emerging Asia Pacific ETF	6,564	686,791
Total Equity — Exchange-Traded Funds (Cost $2,922,116)		3,078,707

Fixed Income — Bond Funds 12.5%
DWS Emerging Markets Fixed Income Fund "Institutional" (a)	58,136	419,163
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	43,705	465,017
DWS GNMA Fund "Institutional" (a)	109,805	1,389,029
DWS High Income Fund "Institutional" (a)	138,292	612,635
Total Fixed Income — Bond Funds (Cost $2,935,193)		2,885,844

Fixed Income — Exchange-Traded Funds 20.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	18,993	2,173,559
iShares JP Morgan USD Emerging Markets Bond ETF	1,325	120,906
iShares U.S. Treasury Bond ETF	66,253	1,598,685
Vanguard Total International Bond ETF	14,092	710,941
Total Fixed Income — Exchange-Traded Funds (Cost $4,985,796)		4,604,091
	Principal Amount ($)	Value ($)

Short-Term U.S. Treasury Obligations 1.3%
U.S. Treasury Bill, 2.006% (b), 4/20/2023 (c) (Cost $304,422)	310,000	304,647
	Shares	Value ($)

Fixed Income — Money Market Funds 4.5%
DWS Central Cash Management Government Fund , 0.75% (a) (d), 1/1/2030 (Cost $1,033,724)	1,033,724	1,033,724

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $18,685,357)	99.9	23,052,015
Other Assets and Liabilities, Net	0.1	32,535
Net Assets	100.0	23,084,550
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated Underlying DWS Funds during the period ended May 31, 2022 are as follows:
Value ($) at 8/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2022	Value ($) at 5/31/2022
Equity — Equity Funds 48.3%
DWS Core Equity Fund "Institutional" (a)
9,675,627	2,287,735	2,610,500	271,829	(1,977,582)	48,650	1,122,384	256,528	7,647,109
DWS Emerging Markets Equity Fund "Institutional" (a)
278,490	469,493	—	—	(43,421)	4,493	—	37,778	704,562
DWS RREEF Global Infrastructure Fund "Institutional" (a)
569,216	231,917	345,900	15,538	(3,294)	5,110	17,707	25,503	467,477
DWS RREEF Real Estate Securities Fund "Institutional" (a)
1,524,923	793,882	909,140	27,169	(172,694)	11,224	59,059	54,987	1,264,140
DWS Small Cap Core Fund "S" (a)
864,399	697,781	382,100	214,315	(332,681)	—	20,481	24,307	1,061,714
Fixed Income — Bond Funds 12.5%
DWS Emerging Markets Fixed Income Fund "Institutional" (a)
535,656	18,941	—	—	(135,434)	18,941	—	58,136	419,163
DWS Enhanced Commodity Strategy Fund "Institutional" (a)
423,577	527,242	497,600	29,555	(17,757)	133,262	—	43,705	465,017
DWS GNMA Fund "Institutional" (a)
1,591,280	153,078	231,500	(10,713)	(113,116)	13,078	—	109,805	1,389,029
DWS High Income Fund "Institutional" (a)
1,227,671	36,095	562,000	(2,139)	(86,992)	36,096	—	138,292	612,635
Fixed Income — Money Market Funds 4.5%
DWS Central Cash Management Government Fund, 0.75% (a) (d)
415,717	7,766,848	7,148,841	—	—	1,205	—	1,033,724	1,033,724
17,106,556	12,983,012	12,687,581	545,554	(2,882,971)	272,059	1,219,631	1,782,765	15,064,570
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc.
(b)	Annualized yield at time of purchase; not a coupon rate.
(c)	At May 31, 2022, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	The rate shown is the annualized seven-day yield at period end.
MSCI: Morgan Stanley Capital International
S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt
At May 31, 2022, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
10 Year U.S. Treasury Note	USD	9/21/2022	4	480,010	477,812	(2,198)
Euro Stoxx 50 Index	EUR	6/17/2022	3	110,611	121,870	11,259
Russell E-Mini 2000 Index	USD	6/17/2022	1	97,398	93,095	(4,303)
S&P 500 E-Mini Index	USD	6/17/2022	1	209,518	206,563	(2,955)
Total net unrealized appreciation						1,803

Currency Abbreviation(s)

EUR	Euro
USD	United States Dollar
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2022 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Equity — Equity Funds	$11,145,002	$—	$—	$11,145,002
Equity — Exchange-Traded Funds	3,078,707	—	—	3,078,707
Fixed Income — Bond Funds	2,885,844	—	—	2,885,844
Fixed Income — Exchange-Traded Funds	4,604,091	—	—	4,604,091
Short- Term U.S. Treasury Obligations	—	304,647	—	304,647
Fixed Income — Money Market Funds	1,033,724	—	—	1,033,724
Derivatives (a)
Futures Contracts	11,259	—	—	11,259
Total	$22,758,627	$304,647	$—	$23,063,274
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (a)
Futures Contracts	$(9,456)	$—	$—	$(9,456)
Total	$(9,456)	$—	$—	$(9,456)
(a)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of May 31, 2022 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Futures Contracts
Equity Contracts	$ 4,001
Interest Rate Contracts	$ (2,198)
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DMAMAT-PH3
R-080548-1 (1/23)